Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Contingent Consideration [Member] - Logitel Offshore Holding [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (21,448)	$ 0
Acquisition of Logitel	2,569	(21,170)
Settlement of liability	3,540
Unrealized gain (loss) included in Other income - net	509	(278)
Balance at end of period	$ (14,830)	$ (21,448)